[LETTERHEAD CLIFFORD CHANCE US LLP]

August 21, 2008

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:          PowerShares Exchange-Traded Fund Trust II

Securities Act File No. 333-138490

Post-Effective Amendment No. 67

Investment Company Act File No. 811-21977

Amendment No. 68

Dear Sir or Madam:

On behalf of the PowerShares Exchange-Traded Fund Trust II (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 67 (the “Amendment”) to the Fund’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 68 pursuant to the Investment Company Act of 1940, as amended,  on Form N-1A, relating to the PowerShares Global Agriculture Portfolio, PowerShares Global Biotech Portfolio, PowerShares Global Coal Portfolio, PowerShares Global Gold and Precious Metals Portfolio, PowerShares Global Progressive Transportation Portfolio and PowerShares Global Steel Portfolio.

This filing is made pursuant to Rule 485(a)(1) under the 1933 Act. No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 878-4931 or Clifford R. Cone at (212) 878-3180.

Very truly yours,

/s/ Stuart M. Strauss

Stuart M. Strauss